Goodwill and intangible assets (Detail 3) SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr)
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	SFr 6,556
Balance at the end of the year	6,398
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,311
Additions	37
Disposals	(27)
Foreign currency translation	(139)
Balance at the end of the year	6,182
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	245
Additions	64
Disposals	(19)
Amortization	70
Impairment	0	[1]
Foreign currency translation	(5)
Balance at the end of the year	215
Wealth Management | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,303
Additions	37
Disposals	(2)
Foreign currency translation	8
Balance at the end of the year	1,346
Wealth Management | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	40
Additions	47
Disposals	(19)
Amortization	7
Foreign currency translation	2
Balance at the end of the year	63
Wealth Management Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,571
Foreign currency translation	(151)
Balance at the end of the year	3,420
Wealth Management Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	152
Additions	17
Amortization	41
Impairment	0
Foreign currency translation	(6)
Balance at the end of the year	121
Investment Bank | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	36
Foreign currency translation	(2)
Balance at the end of the year	34
Investment Bank | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	41
Amortization	12
Foreign currency translation	(1)
Balance at the end of the year	28
Asset Management | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,401
Disposals	(25)
Foreign currency translation	6
Balance at the end of the year	1,382
Asset Management | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	4
Amortization	3
Foreign currency translation	0
Balance at the end of the year	1
Corporate Center - Services | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	9
Amortization	7
Balance at the end of the year	2
UBS AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,556
Balance at the end of the year	6,398
UBS AG | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,311
Additions	37
Disposals	(27)
Foreign currency translation	(139)
Balance at the end of the year	6,182
UBS AG | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	245
Additions	64
Disposals	(19)
Amortization	70
Impairment	0	[1]
Foreign currency translation	(5)
Balance at the end of the year	215
UBS AG | Wealth Management | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,303
Additions	37
Disposals	(2)
Foreign currency translation	8
Balance at the end of the year	1,346
UBS AG | Wealth Management | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	40
Additions	47
Disposals	(19)
Amortization	7
Foreign currency translation	2
Balance at the end of the year	63
UBS AG | Wealth Management Americas | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,571
Foreign currency translation	(151)
Balance at the end of the year	3,420
UBS AG | Wealth Management Americas | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	152
Additions	17
Amortization	41
Impairment	0
Foreign currency translation	(6)
Balance at the end of the year	121
UBS AG | Investment Bank | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	36
Foreign currency translation	(2)
Balance at the end of the year	34
UBS AG | Investment Bank | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	41
Amortization	12
Foreign currency translation	(1)
Balance at the end of the year	28
UBS AG | Asset Management | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,401
Disposals	(25)
Foreign currency translation	6
Balance at the end of the year	1,382
UBS AG | Asset Management | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	4
Amortization	3
Foreign currency translation	0
Balance at the end of the year	1
UBS AG | Corporate Center - Services | Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	9
Amortization	7
Balance at the end of the year	SFr 2

[1]
Impairment charges recorded in 2017 and 2016 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: CHF 0 million for 2017 and CHF 3 million for 2016).